Taxes Payable (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended March 31
	2024	2023
Current	$—	$431,161
Deferred	(27,273)	(8,249)
Income tax expense	$(27,273)	$422,912

Schedule of reconciliation between statutory income tax and effective tax

	For the years ended March 31,
	2024	2023	2022
Income before income taxes	$(4,749,419)	$(20,484,073)	$(791,672)
Tax rate	25%	25%	25%
Provision for income taxes at statutory tax rate	$(1,187,355)	$(5,121,018)	$(197,918)
Effect of tax-exempt entity	23,825	557,311	719,274
Effect of pervious year over-paid tax expenses	—	2,446	1,314
Effect of non-tax deductible expenses and loss	25	47	35,847
Effect of deductible prior year loss	—	(11,010)	(18,406)
Effect of tax loss not recognized	496,810	1,356,114	68,509
Effect of pervious year over-accrued tax expenses	—	293,334	—
Effect of investment income(loss)not recognized	(424,968)	(181,107)	—
Effect of impairment not recognized	1,064,390	3,526,795	—
Income tax expense	$(27,273)	$422,912	$608,620

Deferred tax assets	$5,449,652	$4,892,726	$68,345
Valuation allowance	(5,449,652)	(4,892,726)	(68,345)
Deferred tax assets, net	—	—	—
Deferred tax liability	—	28,241	38,744
	$—	$28,241	$38,744

Schedule of taxes payable	Taxes payable consisted of the followings:
	As of March 31,
	2024	2023
Income tax payable	$189,588	$211,046
VAT payable	4,971	41,092
Other tax payables	—	6,245
Total	$194,559	$258,383